UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	November 10, 2009

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	72

Form 13F Information Table Value Total:  	$240,578,000

Bainco International Investors
September 30, 2009

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     2969   148130 SH       SOLE                   148130
AECOM Technology Corp.         COM              00766t100     3087   113750 SH       SOLE                   113750
AT&T Inc                       COM              00206R102     5971   221082 SH       SOLE                   221082
Amgen                          COM              031162100      211     3500 SH       SOLE                     3500
Apple Inc                      COM              037833100     5942    32057 SH       SOLE                    32057
Baker Hughes                   COM              057224107     4687   109875 SH       SOLE                   109875
Bank of America                COM              060505104      270    15928 SH       SOLE                    15928
Baxter International Inc       COM              071813109     7215   126550 SH       SOLE                   126550
Berkshire Hathaway Cl A        COM              084670108      404        4 SH       SOLE                        4
Bristol Myers Co               COM              110122108     6057   268950 SH       SOLE                   268950
CACI International Inc.        COM              127190304      898    19000 SH       SOLE                    19000
CVS Caremark Corp              COM              126650100     6264   175255 SH       SOLE                   175255
Carnival Corporation           COM              143658300     2907    87350 SH       SOLE                    87350
Charles Schwab Corp            COM              808513105     5978   312150 SH       SOLE                   312150
Chevron Texaco Corp.           COM              166764100      268     3800 SH       SOLE                     3800
Cisco Systems Inc              COM              17275R102     6681   283833 SH       SOLE                   283833
Citigroup Inc                  COM              172967101      143    29554 SH       SOLE                    29554
Consumer Discretionary Sector  COM              81369y407     2758   100415 SH       SOLE                   100415
Consumer Staples Sector SPDR   COM              81369y308      416    16350 SH       SOLE                    16350
Covidien Plc                   COM              g2554f105     5634   130242 SH       SOLE                   130242
Elan Corporation               COM              284131208      390    54900 SH       SOLE                    54900
Emerson Electric               COM              291011104      200     5000 SH       SOLE                     5000
Energy Select Sector SPDR      COM              81369y506      519     9620 SH       SOLE                     9620
Exxon Mobil Corp               COM              30231g102     1456    21223 SH       SOLE                    21223
General Electric               COM              369604103      475    28905 SH       SOLE                    28905
Healthgate Data Corp. Com New  COM              42222h304        0    56666 SH       SOLE                    56666
Honeywell International Inc.   COM              438516106     3095    83300 SH       SOLE                    83300
IBM                            COM              459200101     6205    51875 SH       SOLE                    51875
Intel Corporation              COM              458140100      750    38325 SH       SOLE                    38325
JP Morgan Chase                COM              46625h100     5114   116697 SH       SOLE                   116697
Johnson & Johnson              COM              478160104    24828   407755 SH       SOLE                   407755
Juniper Networks Inc           COM              48203r104     1160    42948 SH       SOLE                    42948
Kohl's Corporation             COM              500255104     3631    63650 SH       SOLE                    63650
Kulicke & Soffa Industries     COM              501242101       87    14400 SH       SOLE                    14400
Lawson Software                COM              52078P102      137    22000 SH       SOLE                    22000
Loews Corp                     COM              540424108     3043    88850 SH       SOLE                    88850
Marathon Oil Corp              COM              565849106     4707   147550 SH       SOLE                   147550
Maxim Integrated Prods.        COM              57772K101     1008    55560 SH       SOLE                    55560
Merck                          COM              58933y105      283     8956 SH       SOLE                     8956
Microsoft Corp                 COM              594918104     7782   300565 SH       SOLE                   300565
Mobilepro Corp.                COM              60742e205        0   550000 SH       SOLE                   550000
Nortel Networks Corp           COM              656568508        2    24000 SH       SOLE                    24000
Northern Trust Corp            COM              665859104     4026    69225 SH       SOLE                    69225
Office Depot                   COM              676220106      109    16500 SH       SOLE                    16500
Oracle Corporation             COM              68389X105     6394   306800 SH       SOLE                   306800
Orthometrix Inc.               COM              68750M100        0   127265 SH       SOLE                   127265
Philip Morris International    COM              718172109     5972   122525 SH       SOLE                   122525
Procter & Gamble Co            COM              742718109     3063    52890 SH       SOLE                    52890
Raytheon Co                    COM              755111507     6326   131875 SH       SOLE                   131875
S&P 500 Depository Receipt (Sp COM              78462F103     1768    16744 SH       SOLE                    16744
Starent Networks Corp          COM              85528p108     4166   163890 SH       SOLE                   163890
StatoilHydro ASA-Sponsored ADR COM              85771p102     2069    91800 SH       SOLE                    91800
Supertex Inc                   COM              868532102      570    19000 SH       SOLE                    19000
TJX Companies Inc              COM              872540109     3887   104625 SH       SOLE                   104625
Total Fina SA Sponsored ADR    COM              89151E109     7625   128675 SH       SOLE                   128675
Tyler Technologies Inc.        COM              902252105    26271  1537231 SH       SOLE                  1537231
Union Pacific Corp             COM              907818108     4486    76875 SH       SOLE                    76875
Vanguard Emerging Markets Stoc COM              922042858      295     7665 SH       SOLE                     7665
Vanguard European Stock ETF    COM              922042874      228     4600 SH       SOLE                     4600
Vanguard FTSE All-World Ex-US  COM              922042775     4793   110946 SH       SOLE                   110946
Vanguard Pacific Stock ETF     COM              922042866      261     5000 SH       SOLE                     5000
Vanguard Total Stock Mkt ETF   COM              922908769     2075    38720 SH       SOLE                    38720
Visa, Inc                      COM              92826c839     4672    67600 SH       SOLE                    67600
Wal-Mart Stores                COM              931142103     5725   116620 SH       SOLE                   116620
Waste Management Inc           COM              94106l109     3297   110575 SH       SOLE                   110575
Windstream Corp                COM              97381w104     4531   447325 SH       SOLE                   447325
Wisdomtree India Earnings Fund COM              97717w422      225    10700 SH       SOLE                    10700
iBasis, Inc                    COM              450732201       92    43333 SH       SOLE                    43333
iShares DJ US Energy Index Fun COM              464287796      263     8275 SH       SOLE                     8275
iShares Dow Jones US Total Mar COM              464287846      669    12750 SH       SOLE                    12750
iShares MSCI EAFE Index Fund   COM              464287465      331     6058 SH       SOLE                     6058
iShares MSCI Emerging Markets  COM              464287234     2754    70787 SH       SOLE                    70787